Customer and commercial financing (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Customer and Commercial Financing Maturities	The maturities are monthly, quarterly and half-yearly, classified as follows:

	12.31.2017	12.31.2016
Current portion	2.1	8.5
Non-current portion	14.3	28.9

	16.4	37.4

Schedule of Longterm Customer Financing Maturities	At December 31, 2017, the long-term customer financing maturities were as follows:

Year
2018	1.8
2019	1.8
2020	1.8
2021	1.8
Thereafter 2021	7.1

14.3